Bank and Other Borrowings (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Interest expense	$ 4,491	$ 10,186	$ 25,550	$ 30,393	$ 36,196